Aris Gold Transaction - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 26, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Sep. 26, 2022 $ / shares
Disclosure of detailed information about business combination [line items]
Exchange ratio for former shareholders of Aris God					0.5	0.5			0.5
Acquisition and restructuring costs			$ 0	$ 26,880
Share price (in USD and CAD per share) | (per share)					$ 4.43	$ 3.35	$ 3.40	$ 2.51	$ 3.19
Aris Gold
Disclosure of detailed information about business combination [line items]
Issuance of common shares (in shares) | shares	38,420,690
Acquisition and restructuring costs	$ 21,600
Revenue of acquiree since acquisition date		$ 8,300
Loss of acquiree since acquisition date				8,700
Revenue of combined entity as if combination occurred at beginning of period				344,300
Net income before tax of combined entity as if combination occurred at beginning of period				$ 48,600